SCHEDULE OF DEFERRED TAX ASSETS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 417,298	$ 536,604	$ 984,891
Deferred tax assets, gross	70,941	91,223	167,431
Valuation allowance	(70,941)	(91,223)	(167,431)
Deferred tax assets, net of valuation allowance